Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash on hand and in banks (Note 27)	₱ 10,497	₱ 8,547
Temporary cash investments (Note 27)	1,369	1,464
Total	₱ 11,866	₱ 10,011	₱ 16,177	₱ 25,211